AOG Institutional Fund

Schedule of Investments (Unaudited)

June 30, 2026

Shares		Fair Value
	CLOSED-END FUNDS - 2.2%
	DEBT AND CREDIT FUNDS - 0.1%
5,013	Variant Alternative Income Fund, Institutional Class (a)	$129,273

	PRIVATE EQUITY FUNDS - 2.1%
55,803	Ares Private Markets Fund, Institutional Class (a)(c)	2,242,716

	TOTAL CLOSED-END FUNDS (Cost - $1,541,313)	2,371,989

	PRIVATE DEBT AND CREDIT INVESTMENTS - 22.1%
-	GEMS FUND 6, LP (a)(b)(d)(g)	4,018,625
-	LEONID Credit Income Fund, LP (a)(b)(d)(g)	5,846,096
4,000	PayJoy Asset Fund LLC, Class B (a)(d)(e)	4,000,000
-	Rochefort Delos Co-Investment Fund LP (a)(b)(d)(g)	1,006,740
-	Symbiotic Capital Healthcare Credit Fund II, LP (a)(b)(d)(g)	1,296,049
-	Symbiotic Capital Life Science Credit Fund, LP (a)(b)(d)(g)	4,181,916
-	Tiverton AgriFinance III, LP (a)(b)(d)(g)	3,359,437
	TOTAL PRIVATE DEBT AND CREDIT INVESTMENTS (Cost - $23,536,363)	23,708,863

	PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS - 48.2%
	PRIVATE EQUITY AND VENTURE CAPITAL FUNDS - 32.8%
-	Alpha Partners Fund III, LP (a)(b)(c)(d)(g)	842,054
-	Archer Capital Group IV-A, LP (a)(b)(c)(d)(g)	691,486
-	Banner Ridge Secondary Fund VI (Offshore), LP (a)(b)(c)(d)(g)	1,877,225
-	Banner Ridge Small Buyouts I (Offshore) LP (a)(b)(c)(d)(g)	5,820,865
-	iCapital Carlyle Direct Access II, LP (a)(b)(c)(d)(g)	1,682,904
-	Mercer Private Investments Partners VII, LP (a)(b)(c)(d)(g)	5,562,656
-	Noteus Partners Centaur S.L.P. (a)(b)(c)(d)(g)	6,172,160
-	RB Equity Fund III, Class A, LP (a)(b)(c)(d)(g)	3,759,929
-	Springcoast Partners I, LP (a)(b)(c)(d)(g)	3,736,203
-	Vistria Agua CV (FT), LP (a)(b)(c)(d)(g)	3,860,376
-	VVC Veterans Fund II L.P. (a)(b)(c)(d)(g)	1,215,150
		35,221,008
	PORTFOLIO COMPANIES - 15.4%
-	Alpha Pathfinder Associates, LLC, (a)(b)(c)(d)(g)	482,500
-	Alpha Sentinel Associates, LLC, Series I (a)(c)(d)(e)(g)	1,317,862
-	Alta Park Private Opportunities Fund, LP Series IV (a)(b)(c)(d)(g)	900,162
-	Capital Factory Alpha Associates LLC, Series II (a)(c)(d)(e)(g)	1,739,805
-	CSPG Nimble Holdings LLC (a)(c)(d)(e)(g)	750,000
-	CSPG Tidal B Holdings LLC (a)(c)(d)(e)(g)	1,009,700
153,850	CTN Holdings, Inc. (f/k/a Aspiration Partners, Inc.) (a)(c)(d)(e)	-
3,000,000	Frontline HoldCo LLC (a)(c)(d)(e)	3,464,028
-	ICON Ark Co-Investment LP (a)(b)(c)(d)(g)	120,948
19,402	Lambda, Inc. (a)(c)(d)(e)	999,979
-	Noteus Partners Co-Investment SLP RAI Compartment II (a)(b)(c)(d)(g)	792,174
5	PMG Legal LLC (a)(b)(c)(d)	1,231,858
-	Preservation Capital Partners Strategic Opportunities I LP (a)(b)(c)(d)(g)	2,652,575
-	VVC SPV II, LLC (a)(b)(c)(d)(g)	642,964
-	VVC SPV III, LLC (a)(b)(c)(d)(g)	453,906
		16,558,461

	TOTAL PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS (Cost - $42,237,479)	51,779,469

AOG Institutional Fund

Schedule of Investments (Unaudited)(Continued)

June 30, 2026

Shares		Fair Value
	PRIVATE REAL ESTATE - 13.1%
-	Arkview Capital Co-Invest IV, LP (a)(d)(e)(g)	$2,387,300
-	Balbec Commercial Mortgage Opportunities Fund I, L.P. (a)(b)(d)(g)	4,013,243
-	Barings Real Estate Debt Income Fund, LP, Investor Class (a)(b)(d)(g)	1,992,941
-	Peppertree Capital Fund X Feeder, LLC (a)(b)(c)(d)(g)	4,187,408
-	PG-AOGFX BVS CC SIDE CAR, LLC (a)(d)(e)(g)	1,542,988
	TOTAL PRIVATE REAL ESTATE (Cost - $12,813,785)	14,123,880

Principal		Rate (%)	Maturity
	LOANS - 3.7%
$4,000,000	Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC, SPR 2026-2 (a)(e)	17.29	1/31/2027	4,000,000
	TOTAL LOANS (Cost - $4,000,000)

Shares		Exercise Price	Expiration Date
	WARRANTS - 0.5%
11	Frontline HoldCo LLC, Class A (a)(c)(d)(e)	$216,144	3/8/2034	526,000
	TOTAL WARRANTS (Cost - $409,465)

Principal		Rate (%)	Maturity
	U.S. TREASURY NOTES - 2.8%
$1,000,000	U.S. Treasury Note	1.50	8/15/2026	997,021
1,000,000	U.S. Treasury Note	0.75	8/31/2026	995,020
1,000,000	U.S. Treasury Note	3.57	8/31/2026	999,922
	TOTAL U.S. TREASURY NOTES (Cost - $2,992,687)			2,991,963

Principal		Rate (%)	Maturity
	SHORT-TERM INVESTMENTS - 7.0%
	U.S. TREASURY SECURITIES - 4.6%
$1,000,000	U.S. Treasury Bill	3.60	8/11/2026	995,877
1,000,000	U.S. Treasury Bill	3.65	8/20/2026	994,931
1,000,000	U.S. Treasury Bill	3.66	8/25/2026	994,416
1,000,000	U.S. Treasury Bill	3.69	9/8/2026	992,973
1,000,000	U.S. Treasury Bill	3.67	9/10/2026	992,821
				4,971,018

Shares
	MONEY MARKET FUND - 2.4%
2,608,167	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.52%(f)	2,608,167

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,580,114)	7,579,185

	TOTAL INVESTMENTS - 99.6% (Cost $95,111,206)	$107,081,349
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	414,603
	NET ASSETS - 100.0%	$107,495,952

LLC	-	Limited Liability Company
LP	-	Limited Partnership
REIT	-	Real Estate Investment Trust

(a)	Illiquid security.
(b)	Investment is valued using net asset value per share (or its equivalent) as a practical expedient.
(c)	Non-income producing security.
(d)	Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 83.85% of Net Assets. The total value of these securities is $90,138,212.
(e)	Level 3 security fair valued using significant unobservable inputs.
(f)	Represents seven day yield as of June 30, 2026.
(g)	Investment does not issue shares.

AOG Institutional Fund

Schedule of Investments (Unaudited)(Continued)

June 30, 2026

Additional information on each restricted investment held by the Fund at June 30, 2026 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Alpha Partners Fund III, LP	4/11/2022	$792,938	$842,054	0.78%
Alpha Pathfinder Associates, LLC	9/4/2025	500,000	482,500	0.45%
Alpha Sentinel Associates, LLC, Series I	9/28/2023	500,000	1,317,862	1.23%
Alta Park Private Opportunities Fund, LP Series IV	12/11/2025	909,000	900,162	0.84%
Archer Capital Group IV-A, LP	5/25/2026	703,701	691,486	0.64%
Arkview Capital Co-Invest IV, LP	4/22/2024	1,766,197	2,387,300	2.22%
Balbec Commercial Mortgage Opportunities Fund I, L.P.	5/29/2025	3,994,896	4,013,243	3.73%
Banner Ridge Secondary Fund VI (Offshore), LP	10/15/2025	1,628,440	1,877,225	1.75%
Banner Ridge Small Buyouts I (Offshore) LP	9/26/2024	5,015,017	5,820,865	5.41%
Barings Real Estate Debt Income Fund, LP, Investor Class	3/27/2024	2,000,000	1,992,941	1.85%
Capital Factory Alpha Associates LLC, Series II	2/13/2025	750,000	1,739,805	1.62%
CSPG Nimble Holdings LLC	10/16/2025	750,000	750,000	0.70%
CSPG Tidal B Holdings LLC	7/19/2024	1,000,000	1,009,700	0.94%
CTN Holdings, Inc. (f/k/a Aspiration Partners, Inc.)	6/30/2023	1,000,025	-	0.00%
Frontline HoldCo LLC	9/25/2024	2,590,535	3,464,028	3.22%
Frontline HoldCo LLC, Class A	9/25/2024	409,465	526,000	0.49%
GEMS FUND 6, LP	3/27/2024	4,000,000	4,018,625	3.74%
iCapital Carlyle Direct Access II, LP	10/14/2022	1,541,758	1,682,904	1.57%
ICON Ark Co-Investment LP	5/24/2023	5,888	120,948	0.11%
Lambda, Inc.	1/7/2026	1,018,605	999,979	0.93%
LEONID Credit Income Fund, LP	2/16/2024	5,500,000	5,846,096	5.44%
Mercer Private Investments Partners VII, LP	7/21/2023	3,784,603	5,562,656	5.17%
Noteus Partners Centaur S.L.P.	4/3/2025	5,223,135	6,172,160	5.74%
Noteus Partners Co-Investment SLP RAI Compartment II	10/28/2025	586,810	792,174	0.74%
PayJoy Asset Fund LLC, Class B	7/15/2023	4,050,000	4,000,000	3.72%
Peppertree Capital Fund X Feeder, LLC	8/9/2024	3,726,377	4,187,408	3.89%
PG-AOGFX BVS CC SIDE CAR, LLC	3/6/2024	1,326,315	1,542,988	1.43%
PMG Legal LLC	7/19/2023	500,000	1,231,858	1.15%
Preservation Capital Partners Strategic Opportunities I LP	11/2/2023	1,971,149	2,652,575	2.47%
RB Equity Fund III, Class A, LP	8/28/2025	2,934,590	3,759,929	3.50%
Rochefort Delos Co-Investment Fund LP	2/12/2026	1,000,000	1,006,740	0.94%
Springcoast Partners I, LP	2/4/2026	3,425,141	3,736,203	3.48%
Symbiotic Capital Healthcare Credit Fund II, LP	12/31/2025	1,295,591	1,296,049	1.21%
Symbiotic Capital Life Science Credit Fund, LP	8/8/2024	4,343,134	4,181,916	3.89%
Tiverton AgriFinance III, LP	8/27/2024	3,347,638	3,359,437	3.12%
Vistria Agua CV (FT), LP	1/14/2026	2,796,144	3,860,376	3.59%
VVC SPV II, LLC	7/10/2025	650,000	642,964	0.60%
VVC SPV III, LLC	12/12/2025	460,000	453,906	0.42%
VVC Veterans Fund II L.P.	5/5/2025	1,200,000	1,215,150	1.13%
		$78,997,092	$90,138,212	83.85%